LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating leases- ASU842
2020 (remaining)		¥ 16,123
2021		44,760
2022		49,759
2023		45,719
2024		43,993
Thereafter		151,151
Total lease payments		351,505
Less: interest		(65,107)
Total		286,398
Less: current portion	$ (7,459)	(50,642)	¥ (53,512)
Operating lease liability, non-current	$ 34,723	¥ 235,756	¥ 216,067